Business and Asset Acquisitions (Details Narrative) (10Q) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 23, 2017	Oct. 05, 2016	Oct. 04, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 18, 2015
Escrow deposit							$ 500,000
Proceeds from line of credit						$ 500,000
PhotoMedex, Inc [Member]
Purchase price				$ 250,000
Purchase agreement description		The purchase price paid by ICTV Holdings in the PhotoMedex Acquisition was paid as follows: (i) $3,000,000 of the purchase price which was raised in a private placement (described below in more detail) was deposited on October 5, 2016 into an escrow account established by counsel to the Company and ICTV Holdings, as escrow agent (the “Escrow Agent”), under an escrow agreement entered into on October 4, 2016 among the Company, ICTV Holdings, the Sellers, the Escrow Agent, and certain investors in the Company’s private placement (the “Escrow Agreement”), which escrow funds were paid to the Sellers on January 23, 2017, in accordance with the Escrow Agreement and subject to the conditions thereof; (ii) $2,000,000 of the purchase price of $4,500,000 is to be paid by on or before the 90th day following January 23, 2017; and (iii) the remainder of the purchase price is payable in the form of a continuing royalty as described in more detail below.
Escrow deposit		$ 3,000,000
Royalty expenses		$ 4,500,000
Sales percentage		6.00%
Business acquisition, transaction costs				49,312
PhotoMedex, Inc [Member] | Sales [Member]
Business acquisition, transaction costs	$ 3,485,000
PhotoMedex Purchase Agreement [Member]
Purchase price			$ 9,500,000
Present value of deferred consideration				$ 4,198,043
Fair value assumption, discount rate				9.70%
Fair value assumptions, term				18 months
Contingent consideration payments for acquisition				$ 249,507
Present value of expected payments				3,928,000
Present value of expected payments, current				2,784,000
PhotoMedex Purchase Agreement [Member] | Home Shopping Network [Member]
Sales percentage		35.00%
PhotoMedex Purchase Agreement [Member] | LeoGroup [Member]
Proceeds from line of credit			2,000,000
PhotoMedex Purchase Agreement [Member] | April 22, 2017 [Member]
Purchase price				$ 1,750,000
PhotoMedex Purchase Agreement [Member] | Before 90 days [Member]
Purchase price			2,000,000
Ermis Labs Purchase Agreement [Member]
Purchase price			1,982,000
Ermis Labs Purchase Agreement [Member] | Ermis Labs, Inc. [Member]
Royalty expenses			$ 1,750,000
Fair value assumption, discount rate				10.70%
Fair value assumptions, term				10 years
Present value of expected payments				$ 1,750,000
Present value of expected payments, current				$ 1,131,822
Royalty percentage			5.00%
Payment of minimum royalty amount			$ 175,000
Ermis Labs Purchase Agreement [Member] | Ermis Labs Acquisition [Member]
Royalty expenses	$ 1,750,000
Number of common stock issued, shares	2,500,000
Number of common stock issued	$ 850,000